As filed with the Securities and Exchange Commission on May 12, 2006

Registration Nos. 333-36796, 811-09941

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933     [X]

Post-Effective Amendment No. 12

and

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

Amendment No. 13

MICHIGAN INVESTMENT TRUST,
GOVERNMENT MONEY MARKET SERIES

a series of

AMBASSADOR FUNDS

(Exact Name of Registrant as Specified in Charter)

211 West Fort Street, Suite 720

Detroit, Michigan 48226

(Address of Principal Executive Office)

(313) 961-3111

(Registrant’s Telephone Number, Including Area Code)

Gregory A. Prost

Ambassador Funds

211 West Fort Street, Suite 720

Detroit, Michigan 48226

(Name and Address of Agent for Service)

Copy to:

Paul R. Rentenbach

Dykema Gossett PLLC

400 Renaissance Center

Detroit, Michigan 48243

Telephone: 313-568-6973; Fax: 313-568-6915

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[   ]

60 days after filing pursuant to Rule 485(a)(1), or

[   ]

On ________, 200_, pursuant to Rule 485(a)(1), or

[X]

75 days after filing pursuant to Rule 485(a)(2), or

[   ]

On __________, 200_, pursuant to Rule 485(a)(2).

[   ]

Immediately upon filing pursuant to Rule 485(b), or

[   ]

On ________, 200_, pursuant to Rule 485(b)

If appropriate, check this box:

[   ]

This post-effective amendment designates a new effective date for a previously-filed post-effective amendment

SUBJECT TO COMPLETION, DATED MAY 12, 2006

PROSPECTUS

July __, 2006

Government Money Market Series

Institutional Shares

The Michigan Investment Trust, Government Money Market Series (the “MIT Fund”), is a series of Ambassador Funds, and is a mutual fund seeking current income, safety of principal and liquidity by investing principally in high quality, short-term investments issued by the United States Government and its agencies.  The MIT Fund is advised by professional portfolio managers selected and evaluated by SBA Investment Advisers, Ann Arbor, Michigan.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed upon the adequacy or accuracy of the information contained in this Prospectus.  It is a criminal offense to state otherwise.

Not FDIC-Insured * * * * * Not Bank Guaranteed * * * * * May Lose Value

TABLE OF CONTENTS

Fund Summary

3

Risk/Return Information

4

Fees and Expenses

5

More About the Fund

6

Management of the Fund

7

Investing in the Fund

12

Redeeming Fund Shares

14

Dividends and Distributions

16

Tax Consequences

16

Other Information

16

Notice of Privacy Policy and Practices

17

2

FUND SUMMARY

This Fund Summary briefly describes the investment objectives and principal investment strategies of the Michigan Investment Trust 1 --Government Money Market Series (the “MIT Fund” or the “Fund”) and the principal risks of investing in the Fund.  For further information on the MIT Fund’s principal and other investment strategies and risks, please read the section entitled “More About The Fund.”  The MIT Fund is a series of Ambassador Funds, a Delaware statutory trust (the “Trust”).  As of the date of this Prospectus, the Fund offers only one class of shares.  As a money market fund, the MIT Fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide current interest income consistent with maintaining liquidity and stability of principal.  The Fund is marketed primarily to counties, cities, townships, villages, school districts and other political subdivisions and not-for-profit organizations located in Michigan.  The Fund will strive to provide a rate of return that will consistently allow the fund to be ranked within the top quartile of money market mutual funds in its classification.

PRINCIPAL INVESTMENT STRATEGIES

The MIT Fund’s investment advisers invest substantially all of the Fund’s assets in:

•

bonds, securities and other obligations of the United States Government or agencies and instrumentalities of the United States;

•

repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities;

•

other institutional money market mutual funds that invest only in the above mentioned securities and are managed by financial firms with principal offices or branches located within the state of Michigan

The MIT Fund invests in U.S. dollar-denominated debt securities with remaining maturities of 397 days or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund’s Adviser will employ Subadvisers who have a Michigan presence, either in the form of a related Michigan bank that qualifies as a depository for public funds, or an investment manager with primary offices within the State of Michigan.  Asset allocation among the Subadvisers will be based upon the performance of the sub-adviser’s management.  The Fund’s assets will be re-allocated among the Subadvisers no less than annually.

MICHIGAN LAW

The MIT Fund intends to limit its investments to those investment vehicles that are legal for direct investment by a Michigan public corporation, and thereby be a mutual fund that is eligible for investment by “public corporations” under the following:

1.

Act 20, Michigan Public Acts of 1943, as amended (“Act 20”)(Michigan Compiled Law 129.91).  Act 20 governs the investment of surplus funds by a county, city, village, township, port district, drainage district, special assessment district or metropolitan district of the State of Michigan, or any board, commission or other authority or agency created by or under Michigan law; and

3

2.

Act 451, Michigan Public Acts of 1956, as amended (“Act 451”)(Michigan Compiled Law 380.1223 and 380.622). Act 451 governs the investment of surplus funds by Michigan School Districts and Intermediate School Districts.

PRINCIPAL RISKS

The MIT Fund seeks to preserve the value of your investment at $1.00 per share.  The principal risks of investing in the Fund are:

•

Credit (or Default) Risk:  Not all securities issued by agencies or instrumentalities of the United States Government are backed by the full faith and credit guarantee of the U.S. Government.  Therefore, an issuer of governmental securities may default on its payment obligations.  Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security.  A change in the quality rating of a security can affect the security’s liquidity and make it more difficult for the Fund to sell.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Further information about the Fund’s principal investment strategies and risks is provided below under “More About the Fund.”

RISK/RETURN INFORMATION

The MIT Fund does not yet have a full calendar year of performance.  Thus, no bar chart or average annual total return table is included for the Fund in this prospectus.  You may call (800)-___-____  or visit www.mitfund.com for the Fund’s current yield.  Past performance is not necessarily an indication of how the Fund will perform in the future.

4

FEES AND EXPENSES

The MIT Fund will offer shares on a no-load basis, without any front-end or back-end sales commission, without any 12b-1 plan charges, and without any redemption fee.  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the MIT Fund.  Please note that the following information does not include fees that financial institutions offering shares of the Fund may charge for services they provide to you.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases

None

Maximum deferred sales charge (load)

None

Maximum sales charge (load) imposed on reinvested dividends

None

Redemption fee

None

Exchange fee

None

Maximum account fee

None

ANNUAL FUND OPERATING EXPENSES

(expenses to be paid from Fund assets, as a percentage of net assets)(1)

Total

Management

Distribution

  Other

Operating

Fees

(12b-1) Fees

Expenses(2)

 Expenses

Institutional shares

0.18%

0.00%

0.10%

0.28%

_______

(1)  Assumes that the Fund has average daily net assets of $250,000,000.

(2)  Other Expenses are estimated.

EXPENSE EXAMPLES

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all dividends and distributions are reinvested.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

Institutional shares

$28

$90

5

MORE ABOUT THE FUND

GENERAL

The MIT Fund is a money market fund and follows procedures, described in the Statement of Additional Information, designed to stabilize its net asset value per share at $1.00.  In order to help maintain this stable net asset value per share, the average days to maturity of the securities held in the Fund’s portfolio cannot be greater than 90 days.  The Fund is intended to be sold primarily to public corporations in the State of Michigan, including counties, cities, villages, townships, school districts, port districts, drainage districts, special assessment districts or metropolitan districts, or any board, commission or other authority or agency created by or under Michigan law.

INVESTMENT OBJECTIVE AND POLICIES

The Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding shares.  As described in the Fund’s Statement of Additional Information (the “Statement of Additional Information” or “SAI”), certain other investment policies of the Fund are fundamental and the Fund’s Board of Trustees may not change them without shareholder approval.  In addition to the principal investment strategies and risks described in this Prospectus, the Fund may use other strategies and is subject to further restrictions and risks which are described in the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The MIT Fund seeks maximum current income consistent with safety of capital and maintenance of liquidity.  The Fund invests only in U.S. Government and agency securities maturing in 13 months or less from the date of purchase, repurchase agreements for such types of securities, and other mutual funds that invest only in these securities and which are managed by financial firms with principal offices or branches located within the state of Michigan

U.S. Government Securities.  The types of U.S. Government securities that the Fund will invest in include:  bills, notes, bonds and other debt securities issued by the U. S. Treasury; debt securities issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government that are backed by the full faith and credit guarantee of the U.S. Government; and debt securities issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government that are not backed by the full faith and credit guarantee of the U.S. Government.

Repurchase Agreements.  The Fund may buy securities from financial institutions with the understanding that the seller will purchase them back with interest at a later specified date.  At the time the Fund enters into a repurchase agreement, the seller must provide collateral in the form of U.S. government securities with a market value of at least 102% of the value of the securities sold.  During the term of the repurchase agreement, the seller is obligated to maintain collateral of at least 100% of such value.  If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

OTHER INVESTMENT STRATEGIES AND RISKS

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments.  A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued.  A “delayed delivery” or “forward commitment” transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered.  These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Securities Lending.  In order to enhance return, the Fund may lend portfolio securities with a value up to two-thirds of its total assets to securities firms and financial institutions.  All portfolio securities loans will be secured continuously by collateral in the form of cash or securities issued or guaranteed by the U.S. government as collateral, adjusted daily to have a market value at least equal to the current market value of the securities loaned.

6

Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all.  As a result, the Fund may lose money and there may be a delay in recovering the loaned securities.  The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.  These events could trigger adverse tax consequences the Fund.

MANAGEMENT OF THE FUND

The Board of Trustees of Ambassador Funds is responsible for generally overseeing the conduct of the MIT Fund’s business.  The Trustees meet at least quarterly to review reports about the Fund’s operations.  Although the Trustees of Ambassador Funds do not manage the MIT Fund, they have hired the Adviser to do so.  At the recommendation of the Adviser, the Board of Trustees approves the transfer agent, custodian and fund accountant for the MIT Fund.

INVESTMENT ADVISER--THE MULTI-MANAGER CONCEPT

The investment adviser (the “Adviser”) for the MIT Fund is GPS Investment Advisors, Inc. D/B/A SBA Investment Advisers.  The Adviser’s business address is 3989 Research Park, Ann Arbor, Michigan 48108.  The Adviser is registered as an investment adviser with the Securities and Exchange Commission.  The Adviser was organized in August 2001 and incorporated in November 2005.  Subject to the overall authority of the Board of Trustees of Ambassador Funds, the Adviser is responsible for the performance of the MIT Fund.  To carry out this responsibility, the Adviser allocates a portion of the MIT Fund’s assets on an approximately equal basis among a number of subadvisers (the “Subadvisers”), currently four in number, and the Adviser may, from time to time, rebalance the portfolio allocation among the Subadvisers to reward those Subadvisers whose performance has been superior.

The Adviser continuously monitors the performance of each Subadviser and may recommend changes to the Ambassador Funds Board of Trustees.  All contracts with a Subadviser must be approved by the shareholders of the MIT Fund, although the Fund and the Adviser may decide to apply to the Securities and Exchange Commission for an exemptive order that will allow the MIT Fund and the Adviser, subject to certain conditions, to enter into new subadvisory agreements or materially amend existing subadvisory agreements without shareholder approval.

7

SUBADVISERS AND PORTFOLIO MANAGERS

The MIT Fund’s current Subadvisers are:

Ambassador Capital Management, LLC

BNY Investment Advisers

Fifth Third Asset Management, Inc.

Victory Capital Management, Inc.

Ambassador Capital Management, LLC (“ACM”) is an independent investment advisory firm registered with the Securities and Exchange Commission. The firm meets the criteria for ‘minority ownership’ and is located in Detroit, Michigan.  It was established in 1998 by President and Chief Executive Officer Brian T. Jeffries. ACM specializes in the management of fixed income and cash portfolios for public and private sector clients, including retirement plans, municipalities, corporations, endowments and foundations.  As of December 31, 2005, ACM had approximately $581 million in assets under management.  The portfolio managers from ACM assigned to the Fund are:

Gregory A. Prost, CFA - Chief Investment Officer

•

Oversees fixed income research

•

Directs fixed income strategy.

•

Prior to joining ACM:

o

Partner and senior portfolio manager at Munder Capital Management (1995 - 2000), managing fixed income portfolios.

•

B.A. - Kalamazoo College

•

M.B.A -Western Michigan University.

Kathryn J. Nurre - Vice President/Senior Portfolio Manager

•

Portfolio manager of ACM since 1998.

•

Over 15 years experience in the capital markets.

•

Prior to joining ACM:

o

director of short-term investments at the investment management subsidiary of Oppenheimer & Co.  (1995 - 1998)

▪

responsible for the management of over $500 million in client assets.

•

B.A.- University of Cincinnati.

Derek H. Oglesby, CFA - Portfolio Manager

•

Quantitative specialist and mortgage-backed security analyst for ACM;

•

Over 7 years experience in the fixed income markets;

•

Prior to joining ACM in 2000:

o

Fixed income portfolio analyst with Conning Asset Management Company in St. Louis, Missouri,

o

Responsible for portfolio analytics, credit research, and trading of assets in portfolios exceeding $4 billion in aggregate.

•

Chartered Financial Analyst charter holder;

•

Member of the Investment Analysts Society of Detroit;

•

BS/Mathematics -  Central Missouri State University;

•

MBA - Michigan State University.

8

BNY Investment Advisers (“BNY”) is a wholly-owned subsidiary of The Bank of New York. The Bank is located at One Wall Street, New York, NY 10286. The Bank of New York also maintains corporate offices in the state of Michigan. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $96 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $104 billion in investments for institutions and individuals. The portfolio managers from BNY assigned to the Fund are:

Edward J. Von Sauers, Managing Director, CIO - Head of Short-Term Money Management

•

Joined BNY Asset Management in 1987;

•

Has overall responsibility for $29 billion in short-term fixed income assets;

•

Member of the Bank’s Investment Policy Committee;

•

Prior to joining the Bank,

o

Portfolio manager for the New York State Power Authority.

•

BBA/Finance – Pace University;

•

MBA/Finance from Pace University.

Frank Monasterio -Vice President / Senior Portfolio Manager

•

Senior Portfolio Manager - Short-Term Money Management Department;

•

With The Bank of New York since 1976;

•

Managing short-term portfolios since 1988;

•

Specialist in tax-exempt securities;

•

Prior to managing portfolios within the STMM Department,

•

Worked extensively with securities trading and portfolio management systems, credit analysis and corporate lending.

•

BA/Economics - Fordham University

•

MBA/Finance - Pace University.

James Boffa - Vice President / Senior Portfolio Manager

•

Senior Short-Term Portfolio Manager - Short-Term Money Management Department;

•

Began his career with The Bank of New York in 1980;

o

Managing an Operations Group

•

Specializes in the management of overnight Short-Term portfolios;

•

BA / Business and Psychology - Pace University.

Thomas G. Bosh, CFA - Vice President/Senior Portfolio Manager

•

Short-Term Portfolio Manager;

•

Been with the Fixed Income Division since 1992;

•

Also responsible for managing the Bank’s Short-Term Investment Fund;

•

Prior to joining the Bank:

o

Responsible for the worldwide retirement investments for the Interpublic Group of Companies;

•

B.S /Business Administration - Fordham University;

•

MBA/Finance - Fordham University;

•

CFA Charter holder.

9

Fifth Third Asset Management, Inc. (“FTAM”), a wholly-owned subsidiary of Fifth Third Bancorp, which maintains branch and corporate offices within the state of Michigan, is a SEC registered investment adviser. At August 31, 2005, FTAM managed over $21.5 billion of assets under management, including over $5.176 billion in money market funds.  FTAM’s is located in Cincinnati, Ohio.  The portfolio managers from FTAM assigned to the Fund are:

John Hoeting, CFA - Director, Taxable Money Markets

•

Joined Fifth Third in 2000;

•

Primarily responsible for:

o

formation of short-term fixed income strategies;

o

management of taxable money market mutual funds.

•

13 years of investment experience;

•

Member of AIMR;

•

Member of Cincinnati Society of Financial Analysts;

•

BS/Finance – University of Dayton;

•

CFA Charter holder.

Ken Weddle, CFA - Senior Analyst, Fixed Income

•

Joined Fifth Third in 2002;

•

Responsible for monitoring credit quality in:

o

money market funds;

o

annuity portfolios;

o

total return portfolios;

•

14 years of investment experience;

•

Member of AIMR;

•

Member of Cincinnati Society of Financial Analysts;

•

BS/Finance – Indiana University;

•

MBA/Finance – Indiana University.

Michelle Yatsuk - Portfolio Manager, Fixed Income

•

Joined Fifth Third in 2001;

•

Primarily responsible for Liquid Asset Management (LAM) portfolios;

•

9 years of investment experience;

•

Member of AIMR;

•

Member of Cincinnati Society of Financial Analysts;

•

BS/Business Administration (Finance) – Ashland University.

10

Victory Capital Management, Inc. (Victory), headquartered in Cleveland Ohio, with investment offices in New York City and Cincinnati, is a wholly-owned subsidiary of Key Corp, also headquartered in Cleveland, Ohio. Key Corp also owns Key Bank, which maintains branch and corporate offices in the state of Michigan. Victory is a SEC-registered investment adviser that as of December 31, 2005 had $56 billion under management. The portfolio managers from Victory assigned to the Fund are:

Thomas M. Seay – CIO-Fixed Income Investments/Senior Portfolio Manager & Senior Managing Director

•

Joined the firm and/or its affiliate in 1998;

•

19 years prior investment experience;

•

BSBA – University of Denver;

•

MBA – University of Virginia.

Michael J. Gabriel – Senior Portfolio Manager & Managing Director

•

Joined the firm and/or its affiliate in 1995;

•

18 years prior investment experience;

•

BS - Fordham University;

•

MBA - Fordham University.

Robin S. Hudson – Senior Portfolio Manager & Director

•

Joined the firm and/or its affiliate in 1981

•

BSBA – University of Akron

•

MBA – Baldwin Wallace College

C. Stephen Wesselkamper – Portfolio Manager & Managing Director

•

Joined the firm and/or its affiliate in 1983

•

5 years prior investment experience

•

BS – University of Cincinnati

•

MBA – Xavier University of Cincinnati

11

INVESTING IN THE FUND

Investment in the MIT Fund is restricted to government entities and other not-for-profit entities with tax-exempt status.  You may purchase shares of the MIT Fund on any day that the New York Stock Exchange is open for regular trading and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading.  You should consult with your legal counsel to ensure that the MIT Fund is a permissible investment for your organization.

WHAT SHARES COST

The offering price of a share is its net asset value.  The price for all purchase and redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received.  We calculate the net asset value per share for the Fund at 4:00 p.m. Eastern Time each day.  The Fund reserves the right to advance the time net asset value is determined.  We will not calculate the net asset value on any day that the New York Stock Exchange is not open for trading.  We attempt to stabilize the net asset value per share for the MIT Fund at $1.00 per share by valuing its portfolio securities using the amortized cost method.  Securities for which market prices are not available are valued in accordance with procedures adopted by our Board of Trustees.  These valuation methods are more fully described in our Statement of Additional Information.

ABOUT PURCHASES

In order to purchase shares of the MIT Fund on a particular day and begin earning dividends that same day, we must receive your order before 12:00 noon, Eastern Time, that day.  Purchase orders received after 12:00 noon, Eastern Time, but prior to the close of business, will begin earning dividends on the following day.

We reserve the right to suspend the sale of shares of the Fund temporarily and the right to refuse any order to purchase shares of the Fund.  If we receive insufficient payment for a purchase, we will cancel the purchase and may charge you a fee.  In addition, you will be liable for any losses incurred by us in connection with the transaction.

In compliance with the USA Patriot Act of 2001, please note that the Transfer agent will verify certain information on the  Account Application as part of the MIT Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your exact legal name, federal employer identification number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-___-____ if you need additional assistance when completing an application.

If we do not have a reasonable belief of the identity of a customer, the Account Application will be rejected, or the customer will not be allowed to perform a transaction on the account until the requested information is received.  The MIT Fund also reserves the right to close an account within five business days, if clarifying information or documentation is not received.

The MIT Fund reserves the right to reject any purchase order.  The MIT Fund intends to limit investments to those made by Michigan public corporations and other entities that have been determined by the Internal Revenue Service to be exempt from federal income taxation.

Because the MIT Fund is a money market fund, it invests in short-term fixed income obligations and maintains a stable net asset value per share, and the Board of Trustees of Ambassador Funds has not adopted any policies and procedures designed to deter short-term or excessive trading (so-called “market timing”) in the MIT Fund.

12

HOW TO BUY SHARES

1.

Verify Permissibility

Consult with your legal counsel to ensure compliance with applicable investment restrictions

2.

Minimum investment requirements

$100,000 for initial investments in the MIT Fund

No minimum for subsequent investments

3.

Making payment by check:

Checks should be made payable to “MIT Fund” and sent to:

By Mail--

MIT Fund

c/o J.P. Morgan Investor Services Co.

73 Tremont Street

Boston, MA  02108

By Overnight Delivery--

MIT Fund

c/o J.P. Morgan Investor Services Co.

73 Tremont Street

Boston, MA  02108

The MIT Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  Call our Transfer Agent at 1-800-___-____ if you have any questions about opening up an account.

4.

Making payment by Federal Funds wire

Initial Investment by Wire -- If you are making an initial investment in the MIT Fund, before you wire monies, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire transfer of monies using the instructions you were given.

Subsequent Investments by Wire -- Before sending your wire transfer of monies, please contact the Transfer Agent to advise it of your intent to wire monies.  This will ensure prompt and accurate credit upon receipt of your wire.

To send by federal funds wire, use the following information:

JP Morgan

Address

R/T Number

Account Number

MIT Fund

FFC: Account Name [Shareholder’s Name]

Shareholder Account Number

13

REDEEMING FUND SHARES

You may redeem shares of the Fund on any day that the New York Stock Exchange is open for regular trading and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading.  The price for all redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received.  We calculate the net asset value per share for the Fund at 4:00 p.m., Eastern Time, each day.  The Fund reserves the right to advance the time net asset value is determined.  We will not calculate the net asset value on any day that the New York Stock Exchange is not open for trading.

ABOUT REDEMPTIONS

In order to redeem shares of the Fund on a particular day, we must receive your request before 12:00 noon, Eastern Time, that day.  Otherwise proceeds will be redeemed the following business day.

For redemption requests received prior to the applicable cut-off time, usually the proceeds from the sale of Fund shares will be wired on the same day; checks for redemption proceeds are generally mailed on the business day following the request.  For redemption requests received after the applicable cut-off time, proceeds will generally be wired or a check will be mailed one business day later, after net asset value is next determined.  Proceeds to be wired will be wired to an account designated in writing by a shareholder at any domestic commercial bank that is a member of the Federal Reserve System.  Proceeds to be paid by check will be mailed to the shareholder’s address of record.

To the extent permitted by federal securities laws, we reserve the right to suspend the redemption of shares of the Fund temporarily under extraordinary market conditions such as market closures or restriction or suspension of trading by the Securities and Exchange Commission or in the event an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets.  Where payment for shares is made by check, we also reserve the right to postpone redemptions for up to ten days.  We may terminate or modify the methods of redemption at any time.  In such case, you will be promptly notified.

REDEMPTION OF ACCOUNTS WITH BALANCES UNDER ACCOUNT MINIMUMS

Due to the high cost of maintaining accounts with low balances, if your account balance for the Fund falls below $1,000, we may choose to redeem those shares and close that account without your consent.  We will not close any account which is held through a retirement plan or any account whose value falls below these minimums as a result of changes in the Fund’s net asset value.  If we plan to close your account, we will notify you and provide you with 30 days to add to your account balance.

14

HOW TO REDEEM SHARES

1.

Call our Transfer Agent

JP Morgan ____-_______

OR

Write

MIT Fund

c/o J.P. Morgan Investor Services Co.

73 Tremont Street

Boston, MA  02108

2.

Provide the required information-- No redemption request will become effective until all documents have been received in “good order” by the Transfer Agent.  When making a redemption request, make sure your request is in good order.  “Good Order” means that your letter of instructions to the Transfer Agent should include:

Specify the “MIT Fund”

Your account number

The name and address on your account

For wire transfers, your financial institution’s wire transfer information (N.B. your financial institution may charge you a fee for handling this transaction)

The dollar amount or number of shares you wish to redeem

Your signature (for written requests)

Signatures of all registered shareholders, including a signature guarantee if you request any redemption to be sent to an address other than the address on record with the Fund or request any redemption to be paid to a person or persons other than the shareholder(s) of record.

Redemption proceeds may be wired to a commercial bank account authorized on your Account Application.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.

3.

Signature Guarantees -- Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program  (“STAMP”).  A notary public in not an acceptable signature guarantor.

15

DIVIDENDS AND DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Money Market Fund’s net income and gains on its investments.  The Fund passes substantially all of its earnings along to its shareholders as distributions.  When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid.  When these gains are distributed to shareholders, it is called a capital gain distribution.  The Money Market Fund declares dividends daily and pays them monthly.  The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits.  You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares.  You will treat the excess of any such distribution over your basis in your shares as gain from a sale of shares.  The Fund will pay distributions in additional shares of the distributing Fund.  If you wish to receive distributions in cash, either indicate this request on your account application form or notify us by calling JP Morgan at ___-______.

TAX CONSEQUENCES

There are many important tax consequences associated with investment in the Ambassador Funds.  Please read the summary below and consult your tax advisor regarding specific federal, state and local tax consequences applicable to your investment.

The Fund intends to distribute to shareholders dividends of its net investment income and distributions of capital gains.  Distributions of income, whether or not they are reinvested in Fund shares, may be subject to federal income tax.  In addition, sales of Fund shares and capital gains distributions may be subject to federal taxation.  The rate at which you may be taxed on the sale of Fund shares varies depending on the length of time you hold the Fund being sold.  The rate at which you may be taxed on capital gains distributions depends on the length of time the Fund holds the security.

Governmental entities which are shareholders of the Fund will not be subject to federal income tax on distributions from the Fund or on sales of the Fund’s shares.

OTHER INFORMATION

DISCLOSURE OF PORTFOLIO HOLDINGS POLICIES AND PROCEDURES

A complete description of the policies and procedures regarding the Fund’s disclosure of portfolio holdings may be found in the Fund’s Statement of Additional Information.

SUMMARY OF BUSINESS CONTINUITY PLAN

We are committed to ensuring seamless service and uninterrupted business coverage for all shareholders in the event of an unexpected business disruption.  Ambassador Funds, the Adviser, and the Administrator have adopted and regularly review a shared Business Continuity Plan designed to recover their critical business functions in the event of a severe business disruption.

All shareholder data and records are housed and maintained by the Fund’s transfer agent, J.P. Morgan Investor Services Co. (“JP Morgan”), in 73 Tremont Street, Boston, MA  02108.  Additionally, all Fund transactions (including purchases, redemptions and exchanges) are made exclusively through JP Morgan.

In the event of any disruptive occurrence that would adversely affect JP Morgan’s primary facilities, JP Morgan has developed a comprehensive business continuity plan that is designed to ensure that JP Morgan can continue to carry out its obligations on behalf of Ambassador Funds and fund shareholders.

16

NOTICE OF PRIVACY POLICY AND PRACTICES

Ambassador Funds recognizes and respects the privacy expectations of our customers.  We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with Ambassador Funds or any of its separate investment portfolios (the “Funds”).

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

Account History, including information about the transactions and balances in a customer’s accounts; and

Correspondence, written, telephonic or electronic between a customer and a Fund or service providers to a Fund.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose all of the information described above to certain third parties who are not affiliated with a Fund to process or service a transaction at your request or as permitted by law.  For example, sharing information with companies who maintain or service customer accounts for a Fund is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

SECURITY OF CUSTOMER INFORMATION

We require service providers to a Fund:

to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of a Fund; and

to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of a Fund.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of a Fund.

17

Government Money Market Series Institutional Shares
Ticker Symbol: __________

Investment Adviser:
SBA INVESTMENT ADVISERS
ANN ARBOR, MICHIGAN

Subadvisers:

Ambassador Capital Management, LLC	Fifth Third Asset Management, Inc.	BNY Investment Advisers	Victory Capital Management, Inc.

Custodian	Transfer Agent	Independent Registered Public Accountants	Counsel
JPMorgan Chase Bank, N.A.	J.P. Morgan Investor Services Co.	KPMG LLP	Dykema Gossett PLLC Detroit, Michigan

You can find additional information about the MIT Fund in the Ambassador Funds Annual and Semi-Annual Reports to Shareholders and in the Fund’s Statement of Additional Information (“SAI”).  The Annual and Semi-Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings, management’s discussion of Fund performance, market conditions and investment strategies and, in the Annual Report only, the auditor’s report.  The SAI contains more detailed information on all aspects of the Fund and is incorporated by reference in (legally considered to be part of) this Prospectus.  To request a free copy of the current Ambassador Funds Annual or Semi-Annual Report to Shareholders or the Fund’s current SAI, to obtain other information about the Fund, or for any other shareholder request, write or call:

Ambassador Funds

211 West Fort Street, Suite 720

Detroit, Michigan 48226

1-800-992-0444

You can visit the SEC’s Internet Web site (http://www.sec.gov) to view the Fund’s SAI, material incorporated by reference, and other information.  You can also obtain copies of this information, by visiting the SEC’s Public Reference Room in Washington, D.C. (phone: 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’ ~~S~~  s Public Reference Section, Washington D.C. 20549-0102.  You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.

Prospectus

Dated July __, 2006

Investment Company Act File No. 811-09941

STATEMENT OF ADDITIONAL INFORMATION

Government Money Market Series Institutional Shares

This Statement of Additional Information, also known as an SAI, should be read with the Prospectus for the Fund dated July __, 2006.  This SAI is not a prospectus itself.  To receive a copy of the Prospectus, please write us or call 1-800-___-____.

The audited financial statements of the Michigan Investment Trust--Government Money Market Series, together with the report of KPMG LLP, independent registered public accounting firm, will be contained in the Ambassador Funds Annual Report to Shareholders for the fiscal year ending July 31, 2006.  Ambassador Funds will furnish a copy of such Annual Report to shareholders, without charge, upon request made to Ambassador Funds, c/o Fund Services Group, LLC, 1776-A South Naperville Road, Suite 101, Wheaton, Illinois 60187

Managed by:

SBA Investment Advisers

3989 Research Park Drive

Ann Arbor, MI 48108

July __, 2006

i

TABLE OF CONTENTS

FUND PHILOSOPHY

1

MANAGEMENT SELECTION PROCESS

1

GENERAL INFORMATION

1

INVESTMENT STRATEGIES AND RISKS

2

More About Principal Investment Strategies and Risks

2

United States Government Securities

2

Variable and Floating Rate Securities

2

Zero Coupon Securities

2

When-Issued and Delayed Delivery Transactions

2

Securities Lending

3

Investment Policies

3

Determination of Maturity

4

Disclosure of Portfolio Holdings

5

MANAGEMENT OF THE TRUST

6

Trustees and Officers

6

Compensation

8

Share Ownership

8

Indemnification of Trustees and Officers

8

Investment Adviser

9

Subadvisers

9

Ambassador Capital Management, LLC.

9

BNY Investment Advisers.

10

Fifth Third Asset Management, Inc.

10

Victory Capital Management, Inc.

10

Brokerage Transactions

12

Administrator

12

Transfer Agent and Fund Accountant

12

Custodian

13

Independent Registered Public Accounting Firm

13

Legal Counsel

13

Principal Holders of Securities

13

Code of Ethics

13

Proxy Voting Policies and Procedures

13

SHAREHOLDER RIGHTS

14

ADDITIONAL INFORMATION ON PURCHASES AND REDEMPTIONS

14

DETERMINATION OF NET ASSET VALUE

15

Use of the Amortized Cost Method

15

TAXATION

16

Tax Status of the Fund

16

Tax Status of Shareholders

16

DIVIDENDS AND DISTRIBUTIONS

16

PERFORMANCE INFORMATION

17

Yield

17

Effective Yield

17

ANTI-MONEY LAUNDERING PROGRAM

17

ii

Fund Philosophy

Michigan Investment Trust is a fund designed to be utilized by public entities in the state of Michigan. The fund’s primary focus is on safety, liquidity, and return, while complying with applicable Michigan statutes governing the investment of Michigan public funds.

The fund’s second objective is to employ Michigan financial institutions that have a strong Michigan presence, creating a money market fund for Michigan public entities that is managed by Michigan financial entities.

The fund will also strive to utilize minority owned / operated service providers in the management and/or administration of the fund. This will assist Michigan public entities whose investment policies mandate minority participation.

Management Selection Process

Michigan Investment Trust is designed to be used primarily by Michigan public schools, municipalities, and other Michigan non-profit entities. Since the funding for these entities is predominately based upon tax income, the adviser and subadviser selection criteria gives consideration to the adviser’s presence within the state of Michigan. The fund will strive to utilize Michigan banks or related financial institutions who maintain branches and/or offices within the state of Michigan, and/or registered investment advisers whose primary offices are within the state of Michigan.

The fund will also seek to employ minority owned subadvisers to assist potential investors in addressing minority requirements within their investment policies or by-laws.

Experience and historical returns will also be evaluated during the selection of subadvisers.

Allocation Among Subadvisers

The allocation between the individually managed accounts, through subadvisers and the purchase of mutual funds will be based according to net performance. The Adviser will recommend an allocation to the board of trustees no less than annually, or more frequently should the adviser or board deem it appropriate.

General Information

Ambassador Funds is a Delaware statutory trust established under a Declaration of Trust, dated March 22, 2000.  The Michigan Investment Trust, Government Money Market Series (the “Fund”), is a series of Ambassador Funds and is an open-end, diversified, management investment company.  Ambassador Funds offers other series of investment portfolios, and this Statement of Additional Information relates only to the Fund.  At the date of this Statement of Additional Information, the Fund’s shares of beneficial interest (“shares”) are comprised of one class only, Institutional Shares.  In the future, the Trust may consider the creation of an additional class or classes of shares for the Fund, as it has done for certain of its other series.

Investment Strategies And Risks

The Prospectus for the Fund describes the principal investment strategies employed to achieve the Fund’s investment objective and the principal risks associated with an investment in the Fund.  Below you will find more detail about the types of investment strategies and risks associated with the Fund, including those which are not considered principal strategies or risks.

As stated in the Prospectus, the investment objective of the Fund is to provide a high level of current income consistent with the preservation of capital and liquidity.  A description of the types of securities purchased by the Fund is contained in the Prospectus under the caption “Investment Objectives and Policies”.  While there is no assurance that the Fund will achieve its objective, it endeavors to do so by following the investment policies described herein.

More About Principal Investment Strategies and Risks

The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in thirteen months or less, and in repurchase agreements collateralized by such securities.  The average maturity of the securities in the Fund’s portfolio, computed on a dollar-weighted basis, will be 90 days’ or less.  Unless otherwise indicated, the investment policies of the Fund may be changed by the Board of Trustee of the Trust without shareholder approval.  Shareholders will be notified before any material change in these policies becomes effective.

United States Government Securities.  The Fund invests in United States Government securities.  These instruments are either issued or guaranteed by the U.S. Government, its agencies and instrumentalities.  These securities include issues of the United States Treasury, such as bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government which are established under the authority of an Act of Congress.  Issues of such agencies and instrumentalities may include, for example, securities issued by the Government National Mortgage Association, the Tennessee Valley Authority, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Farm Credit System, and the Student Loan Marketing Association.  Some of these securities, such as U.S. Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Treasury; others, such as obligations of the Federal National Mortgage Association, are not full faith and credit obligations of the U.S. Treasury but are supported to a limited extent by the discretionary authority of the U.S. Treasury to make loans to the issuer; and others, such as securities issued by the Federal Home Loan Banks, are sponsored by the U.S. Government but are supported only by the credit of the instrumentality itself.  No assurance can be given that the U.S. Government would provide financial support to its sponsored instrumentalities if it is not obligated to do so by law.  The Fund will invest in the securities of such an instrumentality only when it is satisfied that the credit risk with respect to such instrumentality is minimal.  The Fund does not invest in obligations insured by the Federal Deposit Insurance Corporation.

Variable and Floating Rate Securities.  Some of the short-term securities the Fund may purchase carry variable or floating interest rates.  Variable rate securities have a rate of interest subject to adjustment on specified dates at least annually and will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.  Floating rate securities have a rate of interest which adjusts whenever a specified interest rate changes.  Interest rate adjustments are ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices.  Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate securities having maturities equal to the interest rate adjustment dates of the variable rate securities.

Zero Coupon Securities.  These are U.S. Treasury obligations which have been stripped of their unmatured interest coupons and receipts.  These securities are issued at a discount from their face value because interest payments are typically postponed until maturity.  The market prices of zero coupon U.S. Treasury securities generally are more sensitive to changes in interest rates than comparable maturity securities that make current distributions of interest.

When-Issued and Delayed Delivery Transactions.  The Fund may participate in when-issued and delayed delivery transactions.  These transactions are made to secure what is considered to be an advantageous price or yield.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date.  These assets are marked-to-market daily and are maintained until the transaction has been settled.  The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

When-issued and delayed delivery transactions are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement.  The payment obligation and the interest rate that the Fund will receive on the securities are each fixed at the time the Fund enters into the commitment.  Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.

The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually purchasing the securities.  If a subadviser deems it advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases the Fund may realize a taxable capital gain or loss.

When the Fund engages in when-issued and delayed delivery transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.  The market value of the securities underlying a when-issued or delayed delivery transaction, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities.  The Fund does not earn interest on securities it has committed to purchase until they are paid for and delivered on the settlement date.

Securities Lending.  In order to enhance return, the Fund may lend portfolio securities with a value up to two-thirds of its total assets to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or short-term U.S. government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned.  These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities.  In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.

The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially.  In determining whether the Fund will lend securities, a subadviser will consider all relevant facts and circumstances.  The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which a subadviser has determined are creditworthy under guidelines established by the Board of Trustees.

Investment Policies

The following investment limitations are “fundamental investment policies,” which means that the policy may not be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund (as defined in the 1940 Act).

•

Selling Short and Buying on Margin.  The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credit as may be necessary for clearance of purchases and sales.

•

Issuing Senior Securities and Borrowing Money.  The Fund will not issue senior securities, except that it may borrow money directly from banks or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments.  Any direct borrowings need not be collateralized.  The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.  The Fund has no present intention to borrow money.

•

Underwriting.  The Fund will not engage in underwriting of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

•

Lending Cash or Securities.  The Fund may lend portfolio securities in an amount of up to two-thirds of its assets.  In addition, the Fund may purchase or hold debt securities, including repurchase agreements as permitted by its investment objective, policies and limitations.  The Fund will not otherwise make loans of its cash or securities.

The securities in which the Fund invests are traded primarily in the over-the-counter market.  Where possible, the Fund will deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.  Such dealers usually are acting as principal for their own account.  On occasion, securities may be purchased directly from the issuer.

Under the Investment Company Act of 1940, persons affiliated with the Fund are prohibited from dealing with the Fund as principals in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Securities and Exchange Commission.  Since over-the-counter transactions are usually principal transactions, affiliated persons of the Fund, including any of its Subadvisers, may not serve as dealers for the Fund in connection with such transactions.  The Subadvisers, in addition, will not serve as the Fund’s broker in over-the-counter transactions conducted on an agency basis.  The Fund will not purchase securities from any underwriting syndicate of which any Subadviser or any affiliate of a Subadviser is the manager.

Determination of Maturity

As described in the Prospectus, a security will not be purchased by the Fund unless its maturity is 397 days or less from the date of purchase, and the dollar-weighted average maturity of the Fund will not exceed 90 days.  The maturity of the Fund investment security is determined pursuant to Rule 2a-7 under the Investment Company Act of 1940.  Rule 2a-7 provides that the maturity of an instrument will be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made, except as follows:

•

Certain U.S. Government Instruments.  An instrument that is issued or guaranteed by the United States Government or an agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

•

Variable Rate Instruments.  A “variable rate instrument” (defined as an instrument the terms of which provide for establishment of a new interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value), the principal amount of which is scheduled on the face of the instrument to be paid in 397 calendar days or less, will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

•

Variable Rate Instruments Subject to Demand Feature.  A variable rate instrument that is subject to a demand feature will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

•

Floating Rate Instruments Subject to Demand Feature.  A “floating rate instrument” (defined as an instrument the terms of which provide for adjustment of the interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value) that is subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

•

Repurchase Agreements.  A repurchase agreement will be treated as having a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

•

Fund Lending Agreements.  The Fund lending agreement will be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.

A “demand feature” is defined in Rule 2a-7 as a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either (a) at any time on no more than 30 days’ notice or (b) at specified intervals not exceeding 397 days and upon no more than 30 days’ notice.

Because the Fund intends to utilize the procedures specified in Rule 2a-7 to determine the maturity of its Fund instruments, further revision of Rule 2a-7 or pronouncements clarifying or interpreting the scope of its application may affect the Fund’s method for determining maturity of its Fund instruments.

Disclosure of Portfolio Holdings

It is the policy of the Fund not to disclose to anyone information about the securities that the Fund holds in its portfolio, except insofar as disclosure of the Fund’s investments is required to be made in the Fund’s annual and semi-annual reports to shareholders and in other periodic reports that the Fund files with the Securities and Exchange Commission.  Neither the Fund nor the Adviser nor any Subadviser discloses information about the Fund’s portfolio securities to any shareholder of, or prospective investor in, the Fund.

MANAGEMENT OF THE TRUST

Trustees and Officers

The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund’s business.  The Trustees have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust.  Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive.  Information pertaining to the Trustees and officers of the Trust is set forth below.

Name, Year of Birth, Position(s) with Trust and Address	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	# of Funds in Trust Overseen	Other Directorships Held(2)
DISINTERESTED TRUSTEES
Nicholas J. DeGrazia (1943) Trustee P.O. Box 38 North Street, MI 48049	Indefinite term; since 2000	Chairman of Shorewood Adventures, Inc., since 2005; Principal of Modesitt Associates, Inc. (management consulting firm) since 1997; Consultant of Lionel, L.L.C. from 1995-1996; President and Chief Operating Officer of Lionel Trains, Inc. from 1990 to 1999	3	None
Ronald E. Hall (1943) Trustee Bridgewater Interiors 4617 West Fort Street Detroit, MI 48209	Indefinite term; since 2000	President and CEO of Bridgewater Interiors, LLC, since 1998; President and Chief Executive Officer of the Michigan Minority Business Development Council from 1992 to 1998.	3	United American Healthcare Corporation since 2001.
Conrad W. Koski (1945) Chairman and Trustee Ambassador Funds 211 West Fort Street Detroit, MI 48226	Indefinite term; since 2000	Retired 1997; President and Chief Executive Officer of First of Michigan Corporation from 1996-1997 and Executive Vice President and Chief Financial Officer from 1982-1996. Officer and Trustee of Cranbrook Funds from 1984 to 1997.	3	None
INTERESTED TRUSTEES(3)
Brian T. Jeffries (1965) President and Trustee Ambassador Funds 211 West Fort Street Detroit, MI 48226	Indefinite term; since 2000	Founder and President of Ambassador Capital Management, LLC since 1998; shareholder and Portfolio Manager of Munder Capital Management from 1994 to 1998.	3	None
Gregory A. Prost (1966) Trustee and Vice President Ambassador Funds 211 West Fort Street Detroit, MI 48226	Indefinite term; since 2000	Chief Investment Officer of Ambassador Capital Management, LLC, since 2000; shareholder and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995 to 2000	3	None

OFFICERS WHO ARE NOT TRUSTEES
Kathryn J. Nurre (1954) Secretary Ambassador Funds 211 West Fort Street Detroit, MI 48226	Indefinite term; since 2000	Vice President and Senior Portfolio Manager of Ambassador Capital Management, LLC since 1998; Director of Short Term Investments of Cranbrook Capital Management from 1994 to 1998.	-	None
Maria C. De Nicolo (1949) Chief Compliance Officer Fund Services Group, LLC 1776-A S. Naperville Road Wheaton, IL 60187	Indefinite term; since 2004	President, Fund Services Group, LLC, since 2003; Secretary of Monetta Financial Services, Inc. from 1996 to present; Treasurer from 1996 to 2004; CFO from 1998 to 2004.	-	None
Lynn H. Waterloo (1957) Treasurer (CFO) Fund Services Group, LLC 1776-A S. Naperville Road Wheaton, IL 60187	Indefinite term; since 2004	Secretary, Fund Services Group, LLC, since 2003; CFO, Monetta Funds since 2004. Fund accountant for Monetta Funds from 1998 to 2004.	-	None
Gary R. Schaefer (1946) Assistant Secretary 1776-A S. Naperville Road Wheaton, IL 60187	Indefinite term; since 2003	Portfolio manager, Ambassador Capital Management, LLC since 2000; portfolio manager, Monetta Financial Services, Inc. from 1997 to 2001; Lehman Brothers FID from 1973 to 1997.	-	None
Derek Oglesby (1977) Assistant Secretary Ambassador Funds 211 West Fort Street Detroit, MI 48226	Indefinite term; since 2003	Research analyst, Ambassador Capital Management, LLC since 2000; investment research analyst with Conning Asset Management (Hartford, CT) from 1998 to 2000.	-	None

(1)  Each Trustee serves until he dies, resigns, or is removed; or, if sooner, until the election and qualification of his successor.  Each officer is elected annually.

(2)  Other directorships includes positions held as a director or trustee of any company with a class of securities registered with the SEC pursuant to federal securities laws and any investment company registered with the SEC.

(3)  Messrs. Jeffries and Prost are “interested Trustees” because each holds a position as an executive officer and a principal owner of Ambassador Capital Management, LLC, one of the subadvisers to the Fund.

The Board of Trustees has established an Audit Committee comprised of the three “disinterested” trustees.  The Audit Committee is responsible for retaining and overseeing the Trust's independent auditors and approving the services performed by them, and for overseeing the Trust's financial reporting process, accounting principles and its system of internal accounting controls.  The Audit Committee is also responsible for overseeing our legal compliance and ethics programs.  The Audit Committee operates under a written charter adopted by the Board of Trustees.  The Audit Committee met twice during the fiscal year ended July 31, 2005.  No other committees have been established by the Board of Trustees.  During the most recently completed fiscal year for the Trust, the Board of Trustees held four regular quarterly meetings and two special meetings and all of the Trustees attended at least 75% of these meetings.

Compensation

During the fiscal year ended July 31, 2005, disinterested trustees of Ambassador Funds received the following compensation from the Trust:

Trustee Compensation Table For the Fiscal Year Ended July 31, 2005
Name of Person, Position	Aggregate Compensation From Registrant	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from Registrant Paid to Trustees
Nicholas J. DeGrazia, Trustee	$11,500	$0	$11,500
Ronald E. Hall, Trustee	$11,000	$0	$11,000
Conrad W. Koski, Trustee	$11,500	$0	$11,500

None of the Interested Trustees or officers of the Trust received any remuneration from the Trust during the fiscal year ended July 31, 2005.  None of the Disinterested Trustees owns any interest in the Adviser.  There are no pension or retirement benefit plans or programs in effect for Trustees of the Trust.  For the fiscal year ending July 31, 2006, the Trustees will be paid an annual retainer of $3,000, regular meeting fees of $2,000 per meeting and special meeting fees of $500 per meeting for all of the funds that are part of Ambassador Funds.  None of the officers and none of the Trustees who are interested persons of Ambassador Funds will receive any compensation from the Fund for their service as such during the current fiscal year.

Share Ownership

Information about the shares of beneficial interest beneficially owned by the Trustees of Ambassador Funds as of February 28, 2006, in each of the separate Funds which is a series of Ambassador Funds, is shown in the following table.

Name of Trustee	Dollar Range of Equity Securities held in each of the Ambassador Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee for all Ambassador Funds
DISINTERESTED TRUSTEES
Nicholas J. DeGrazia	Michigan Investment Trust, Government Money Market Series None	None
Ronald E. Hall	Michigan Investment Trust, Government Money Market Series None	None
Conrad W. Koski	Michigan Investment Trust, Government Money Market Series None	None
INTERESTED TRUSTEES
Brian T. Jeffries	Michigan Investment Trust, Government Money Market Series None	$1 to $10,000
Gregory A. Prost	Michigan Investment Trust, Government Money Market Series None	None

Indemnification of Trustees and Officers

The Ambassador Funds Agreement and Declaration of Trust provides that Ambassador Funds will, to the fullest extent permitted by law, indemnify our Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with Ambassador Funds, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith and in the reasonable belief that their actions were in the best interests of the Trust, or that such indemnification would relieve any officer or Trustee of any liability to Ambassador Funds or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties.  Ambassador Funds, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

Investment Adviser

GPS Investment Advisors, Inc. D/B/A SBA Investment Advisers (the “Adviser”), is the investment adviser to the Fund.  The Adviser is an independent investment advisory firm dedicated exclusively to the fixed income investment management business.  Founded in 2001, the Adviser specializes in providing management of fixed income and cash portfolios for counties, municipalities, school districts and other public agencies and authorities in Michigan.  The Adviser is headquartered in Ann Arbor, Michigan, and is controlled by Richard W. Barch and Bernard J. Courson, each of whom owns 50% of the voting stock of the Adviser.

Under an Investment Advisory Agreement with the Trust, the Adviser provides the Fund with investment supervisory services and certain administrative services.  The Adviser oversees the management of the investment operations of the Fund and the composition of the Fund’s investment portfolio, including the purchase, retention and sale of securities in the portfolio, in accordance with the Fund’s investment objectives, policies and restrictions.  The Trust pays an annual investment advisory fee to the Adviser equal to 0.18% of the Fund’s average daily net assets.  The Investment Advisory Agreement may be terminated without penalty at any time by the vote of the Trustees, by the shareholders of the Fund or by the Adviser upon 60 days’ written notice.  The Investment Advisory Agreement also terminates without payment of any penalty in the event of its assignment.  The Investment Advisory Agreement provides that it will continue in effect for an initial two year term and thereafter from year to year only so long as such continuance is approved at least annually in the manner required by the 1940 Act.  The Investment Advisory Agreement for the Fund was most recently approved by the Board of Trustees of the Fund, including the “disinterested” Trustees, at a meeting held on _______, 2006, and was approved by the initial shareholder of the Fund on ________, 2006.

Subadvisers

The Investment Advisory Agreement authorizes the Adviser to employ multiple subadvisers for the Fund, which subadvisers furnish the day-to-day portfolio management services for a portion of the Fund’s assets.  Even though subadvisers are employed for the Fund, the Adviser will continue to have responsibility for all investment advisory services furnished by the subadvisers.  The Fund’s Prospectus sets forth information about the employment and educational background of the individuals who are employed as portfolio managers by the subadvisers described below.  The Adviser pays each subadviser out of its own resources; the Fund has no obligation to pay the subadvisers.  Each subadviser has entered into a subadvisory agreement (“Subadvisory Agreement”) with the Adviser and the Trust, on behalf of the Fund.  Each subadviser is responsible to provide the Fund with advice concerning the investment management of a portion of the Fund’s portfolio that is consistent with the investment objectives and policies of the Fund.  The subadviser determines what securities shall be purchased, sold or held for that portion of the Fund’s assets that it has responsibility for managing.  Each subadviser is responsible to bear its own costs of providing services to the Fund.  Each subadviser’s fee is equal to 0.10% of the Fund’s average daily net assets managed by the subadviser.

Ambassador Capital Management, LLC

Portfolio Management Team.  Gregory A. Prost, Kathryn J. Nurre and Derek Oglesby of Ambassador Capital Management, LLC, comprise the portfolio management team for this Subadviser.  The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of February 28, 2006:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accounts	Assets Managed (-000s)	Total Assets Managed (-000s)
Gregory A. Prost	3
Kathryn J. Nurre	3
Derek Oglesby	1	__

BNY Investment Advisers

Portfolio Management Team.  Edward J. Von Sauers, Frank Monasterio, James Boffa and Thomas G. Bosh of BNY Investment Advisors Inc., comprise the portfolio management team for this Subadviser.  The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of February 28, 2006:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accounts	Assets Managed (-000s)	Total Assets Managed (-000s)
Edward J. Von Sauers
Frank Monasterio
James Boffa	-		-		-
Thomas G. Bosh

Fifth Third Asset Management, Inc.

Portfolio Management Team.  John Hoeting, Ken Weddle and Michelle Yatsuk of Fifth Third Asset Management, Inc., comprise the portfolio management team for this Subadviser.  The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of February 28, 2006:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accounts	Assets Managed (-000s)	Total Assets Managed (-000s)
John Hoeting
Ken Weddle
Michelle Yatsuk

Victory Capital Management, Inc.

Portfolio Management Team.  Thomas M. Seay, Michael J. Gabriel, Robin S. Hudson and C. Stephen Wesselkamper of Victory Capital Management Inc., comprise the portfolio management team for this Subadviser.  The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of February 28, 2006:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accounts	Assets Managed (-000s)	Total Assets Managed (-000s)
Thomas M. Seay
Michael J. Gabriel
Robin S. Hudson
C. Stephen Wesselkamper

Portfolio Management Conflicts of Interest.  As indicated in the tables above, personnel from the subadvisers may be part of one or more portfolio management teams servicing numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager or other team member devoting unequal time and attention to the management of a particular account.  Although a subadviser does not track the time that each portfolio manager spends on a single account, the subadviser does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible.  A subadviser seeks to manage competing interests for the time and attention of a portfolio management team by having portfolio management teams focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a particular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio management team within the same investment discipline, however, a subadviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio management team will vary.

Each subadviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, each subadviser monitors a variety of areas, including compliance with account investment guidelines and/or restrictions, the allocation of initial public offerings, and compliance with the subadviser’s Code of Ethics and compliance program under the 1940 Act and Investment Advisers Act of 1940.  Furthermore, senior personnel of each subadviser periodically review the performance of all portfolio managers.

In addition, to the extent that trade orders are aggregated conflicts may arise when aggregating and/or allocating aggregated trades.  A subadviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

Portfolio Management Team Compensation.  The portfolio managers of each subadviser may receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below.  The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.  Generally, portfolio managers receive base salary compensation based on the level of their position with the subadviser.  In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation generally consists of an annual cash bonus.  Several factors are employed by a subadviser to determine discretionary compensation for the portfolio managers, which can vary by portfolio management team and circumstances.  In order of relative importance, these factors include:

Investment performance of the accounts managed by the portfolio manager.  Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups.  Generally, the greatest weight is placed on the three- and five-year periods;

Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;

Contribution to the business objectives of the subadviser;

The dollar amount of assets managed by the portfolio manager;

Market compensation survey research by independent third parties; and

Other qualitative factors, such as contributions to client objectives.

Portfolio Management Team Fund Ownership.  Since as of May 1, 2006, the Fund had not yet commenced operations, the subadvisers’ portfolio managers did not own any equity securities in the Fund as of such date.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, a subadviser looks for prompt execution of the order at a favorable price.  In working with dealers, the subadvisers will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  Decisions on portfolio transactions and selection of brokers and dealers are subject to review by the Trustees.

A subadviser may select brokers and dealers who offer brokerage and research services.  These services may be furnished directly to the Fund, the advisor, and/or the subadviser and may include:

•

advice as to the advisability of investing in securities;

•

security analysis and reports;

•

economic studies;

•

industry studies;

•

receipt of quotations for portfolio evaluations; and

•

similar services.

A subadviser will exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions.  The subadviser will determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.  Research services provided by brokers and dealers may be used by a subadviser to advise the Fund as well as other accounts.  To the extent that receipt of these services may supplant services for which a subadviser might otherwise have paid, it would tend to reduce expenses.

Although investment decisions for the Fund described herein are made independently from those of the other accounts managed by a subadviser, investments of the type the Fund may make may also be made by those other accounts.  When the Fund and one or more other accounts managed by a subadviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the subadviser to be equitable to each.  In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.  In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Administrator

The Trust has entered into an Administration Agreement with Fund Services Group, LLC (“Fund Services”) pursuant to which Fund Services provides administrative and compliance services to the Fund.  Fund Services is 45.5% owned by Monetta Financial Services, Inc., 45.5% owned by Ambassador Capital Management, L.L.C., one of the subadvisers to the Fund, and 9% owned by the employees of Fund Services.  The Administration Agreement provides that each respective series of the Trust shall pay to Fund Services compensation at the following annual rate:  4 basis points (0.04%) on the first $500 million in net assets of the series of the Trust;  3 basis points (0.03%) on the next $500 million of net assets of the series of the Trust; and 2 basis points (0.02%) on net assets of the series of the Trust in excess of $1 billion.  A minimum annual fee of $30,000 per series applies.  This compensation is calculated and accrued daily and paid monthly.  In addition to the fees set forth above, the Fund also reimburses Fund Services for its reasonable out-of-pocket expenses.

Fund Services’ responsibilities while acting as administrator are described in the Administration Agreement with the Fund, and include administrative services, such as calculating expenses and related disbursements, assisting with the preparation of regulatory filings (including prospectuses), shareholder communications, supervising the Fund’s transfer agent, calculating performance data and other related affairs of the Fund.

Transfer Agent and Fund Accountant

The Trust has entered into an agreement with J.P. Morgan Investor Services Co. (“JPMorgan”), whose address is 73 Tremont Street, Boston, Massachusetts 02108, pursuant to which, JPMorgan provides fund accounting services and transfer agent services.  JPMorgan’s responsibilities as Transfer Agent include receiving and processing orders and redemption requests, maintaining shareholder accounts and records, mailing reports to shareholders, and other related services.  JPMorgan’s services as fund accountant include services such as maintaining the Fund’s books and records, performing daily accounting and expense accruals, preparing various reports for the Adviser and the Board of the Trust and other related services.  The Trust pays JPMorgan a minimum annual fee of $75,000 for transfer agent services and a minimum annual fee of $20,000 for fund accounting services per fund.

Custodian

The Fund has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (“Custodian”) whose address is__________________________, pursuant to which that bank was appointed as custodian (the “Custodian”) for the Fund’s portfolio securities.  Pursuant to this Custody Agreement, the Custodian will earn an annual fee based on the following terms:  1 basis point on the first $200 million of net assets of the Fund, 0.75 basis points on the next $300 million of net assets, 0.50 basis points on the next $500 million in net assets and 0.25 basis points of net assets in excess of $1 billion.  A minimum annual fee of $20,000 applies.  The Custodian is responsible for the safekeeping of the Fund’s assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the Fund name or the name of a nominee and maintenance of bank accounts on behalf of the Fund.

Independent Registered Public Accounting Firm

KPMG LLP, whose address is 303 East Wacker Drive, Chicago, IL 60601-5212, was appointed on June 7, 2005, to serve as the independent registered public accounting firm for the Fund for the fiscal year ending July 31, 2006.

Legal Counsel

Dykema Gossett PLLC, whose address is 400 Renaissance Center, Detroit, Michigan 48243, serves as legal counsel to the Trust.

Principal Holders of Securities

As of February 28, 2006, no person owned of record or beneficially 5% or more of the shares of the Fund.  As of February 28, 2006, the Trustees and officers, as a group, did not own any of the shares of the Fund.

Code of Ethics

Because the Fund is a money market fund, neither the Trust, nor the Adviser nor any subadviser is required to adopt and implement a code of ethics that complies with Rule 17j-1 under the 1940 Act.

Proxy Voting Policies and Procedures

Because the Fund invests exclusively in debt securities and related investments, it does not become an “owner” of the issuer of those securities and typically does not have the right to vote on items of business that the issuers of those securities present to their shareholders from time to time.  Thus, the Trust has not adopted a proxy voting procedure or policy for the Fund.

SHAREHOLDER RIGHTS

As of the date of this SAI, the Fund offers one classes of shares:  Institutional Shares.  Shares of the Fund, representing beneficial interests in the Fund, are fully transferable.  Each share is entitled to dividends declared by the Trustees, and if the Fund is liquidated, shareholders will receive the net assets of the Fund attributable to the shares held.

All shareholders are entitled to one vote for each share held on the record date for any action requiring a shareholder vote, and a proportionate fractional vote for each fractional share held.  Ambassador Funds shareholders will vote in the aggregate and not by Fund, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the Fund.  The rights of shareholders cannot be modified without a majority vote.

Neither the Trust nor the Fund is required to hold annual meetings of shareholders for the purpose of electing Trustees, except that (i) the Trust is required to hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders.  In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Fund at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Fund.  Upon written request by the holders of shares representing 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, we will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).  Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund.  However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund.  The Declaration of Trust provides for indemnification out of the Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund.  Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Shareholder inquiries regarding shares of the Fund should be directed (by mail) to Ambassador Funds, c/o J.P. Morgan Investor Services Co., 73 Tremont Street, Boston, Massachusetts 02108, telephone:  800-___-____.

ADDITIONAL INFORMATION ON PURCHASES AND REDEMPTIONS

Shares of the Fund described herein are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for regular trading and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place.  The procedures for purchasing and redeeming shares are explained in the Prospectus under “Investing in the Fund” and “Redeeming Fund Shares.”

DETERMINATION OF NET ASSET VALUE

Net asset value is calculated at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the principal bond market on any day that the New York Stock Exchange is open for regular trading, as well as any other day on which regular trading in money market instruments is taking place except on (i) days on which there are not sufficient changes in the value of the Fund’s portfolio securities to affect materially its net asset value; (ii) days during which no shares are tendered and no orders to purchase shares are received; and (iii) any day the bond markets do not open or on which they close early, such as holidays or days in advance of holidays, or in the event of an emergency.  The Fund attempts to stabilize the value of its shares at $1.00.

Use of the Amortized Cost Method

The Trustees have decided that the best method for determining the value of portfolio instruments for the Fund is amortized cost.  The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.  The Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions of $1.00.  These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share.  In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated.

If the Trustees believe that the extent of any deviation from the Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results.  These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of the Fund, withholding or reducing dividends, reducing the number of the Fund’s outstanding shares without monetary consideration, or utilizing a net asset value per share based on available market quotations.

Certain of the obligations in which the Fund may invest may be variable or floating rate government instruments, may involve a conditional or unconditional demand feature, and may include variable amount master demand notes.

The Fund may also invest in US Government money market mutual funds offered either by the Fund’s custodian or a third party approved by the Fund’s Advisor. Funds invested in Government money market mutual funds will be excluded from determining the Fund’s assets for the purposes of fee calculations.

The funds invested in US Government money market mutual funds will be subject to an established percentage limit of the portfolio’s assets as a whole, and excess balances will be transferred to the subadvisers’ portfolios no less than weekly. The Adviser will recommend an established percentage to the board for limits on investments made in government money market mutual funds for board approval.

Under the guidelines adopted by the Board of Trustees, in accordance with Rule 2a-7 under the Investment Company Act of 1940, when in the best interests of the shareholders, the Adviser may be required to promptly take appropriate action with respect to an obligation held in the Fund’s portfolio in the event of certain developments that indicate a reduction in the instrument’s credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by a subadviser with regard to portfolio investments for the Fund and provides a description of relevant ratings assigned by each such NRSRO.  A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

TAXATION

Tax Status of the Fund

The Fund will pay no federal income tax because it meets the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.  To qualify for this treatment, the Fund must, among other requirements:

•

derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

•

invest in securities within certain statutory limits; and

•

distribute to its shareholders at least 90% of its net income earned during the year.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its income at corporate rates, and could be required to recognize net unrealized gains and make distributions of any accumulated earnings and profits before re-qualifying as a regulated investment company that is accorded special tax treatment.  In addition, all distributions by the Fund would be taxed as if made by a regular corporation thus the Fund could not pay exempt-interest or capital gains dividends.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, it will be subject to a 4% excise tax on the undistributed amounts.  The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Tax Status of Shareholders

The fund is available strictly to Michigan school districts, Michigan municipalities, and/or other Michigan based or headquartered non-profit organizations considered tax-exempt entities. Individuals or entities that are subject to federal income tax should not invest in the fund.

DIVIDENDS AND DISTRIBUTIONS

The net investment income shares of the Fund is determined as of 4:00 p.m., Eastern Time, each day on which the Fund offers shares (a “Business Day”).  All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of net asset value.  Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund’s income for the subsequent non-business day or days.  No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period.  Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional shares of the same class of the Fund at the net asset value per share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of the Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and amortized market premium.  Amortized market discount is included in interest income.  The Fund does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally the Fund will have a positive net income at the time of each determination of net income.  Net income may be negative if an unexpected liability must be accrued or a loss realized.  If the net income of the Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of shares in each shareholder’s account of the applicable class or classes, (2) offset each shareholder’s pro rata portion of negative net income against the shareholder’s accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the net asset value per share of the applicable class or classes at $1.00.  The Trustees may endeavor to restore the Fund’s net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

If the Fund incurs or anticipates, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund’s income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders.  Such expenses or losses may nevertheless result in a shareholder receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

PERFORMANCE INFORMATION

From time to time, the Fund may advertise performance, including yields, effective yields and total returns as described below.

Yield

The Fund calculates yield daily, based upon the seven days ending on the day of the calculation, called the “base period.”  This yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account’s value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7).

To the extent that financial institutions and broker-dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

Effective Yield

The effective yield of the Fund is computed by compounding the unannualized base period return by: (1) adding 1 to the base period return, (2) raising the sum to the 365/7th power; and (3) subtracting 1 from the result.

Average annual total return is the average compounded rate of return for a given period that would equate an initial investment of $1,000 with the ending redeemable value of that investment.  The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at that time.  The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, plus any additional shares earned assuming reinvestment of all dividends and distributions.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PART C.  OTHER INFORMATION

Item 23.  Exhibits

(a)

Declaration of Trust of the Registrant (previously filed as Exhibit (a) to this Registration Statement, filed on May 11, 2000, and incorporated herein by reference)

(b)

By-Laws of the Registrant (previously filed as Exhibit (b) to this Registration Statement, filed on May 11, 2000, and incorporated herein by reference)

(c)

See Exhibits (a) and (b)

(d)(1)

Advisory Agreement between the Registrant and Ambassador Capital Management, LLC, relating to the Ambassador Money Market Fund (previously filed as Exhibit (d) to Pre-Effective Amendment No. 1 to this Registration Statement, filed on July 28, 2000, and incorporated herein by reference)

(d)(2)

Advisory Agreement between the Registrant and Ambassador Capital Management, LLC, relating to the Ambassador Broadmarket Plus Fund (filed herewith)

(d)(3)

Advisory Agreement between the Registrant and SBA Investment Advisers, Inc., relating to the Michigan Investment Trust (filed herewith)

(d)(4)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and BNY Investment Advisors, relating to the Michigan Investment Trust (filed herewith)

(d)(5)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and Fifth Third Asset Management, Inc., relating to the Michigan Investment Trust (filed herewith)

(d)(6)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and Ambassador Capital Management, LLC, relating to the Michigan Investment Trust (filed herewith)

(d)(7)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and Victory Capital Management, Inc., relating to the Michigan Investment Trust (filed herewith)

(e)

Not applicable

(f)

Not applicable

(g)(1)(A)

Custody Agreement between the Registrant and U.S. Bank National Association relating to the Ambassador Money Market Fund and the Ambassador Broadmarket Plus Fund (previously filed as Exhibit (g) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(g)(1)(B)

First Amendment to Exhibit C to Custody Agreement between Registrant and U.S. Bank National Association (previously filed as Exhibit (g)(1)(B) to Post-Effective Amendment No. 9 to this Registration Statement, filed on October 28, 2005, and incorporated herein by reference)

(g)(2)

Domestic Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., relating to the Michigan Investment Trust (filed herewith)

(h)(1)

Administration Agreement between the Registrant and Fund Services Group, LLC (previously filed as Exhibit (h)(1) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(h)(2)(A)

Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC relating to the Ambassador Money Market Fund and the Ambassador Broadmarket Plus Fund (previously filed as Exhibit (h)(2) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

1

(h)(2)(B)

First Amendment to Exhibit A to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC relating to the Ambassador Money Market Fund (previously filed as Exhibit (h)(2)(B) to Post-Effective Amendment No. 7 to this Registration Statement, filed on July 15, 2005, and incorporated herein by reference)

(h)(3)

Fund Accounting Agreement between the Registrant and Fund Services Group, LLC (previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(h)(4)

Mutual Fund Service Agreement between the Registrant and J.P. Morgan Investors Services Co., relating to the Michigan Investment Trust (filed herewith)

(i)

Opinion and Consent of Dykema Gossett PLLC as to legality of shares of the Michigan Investment Trust, being registered (filed herewith)

(j)

Not applicable

(k)

Not applicable

(l)(1)

Subscription Agreement relating to the Ambassador Money Market Fund (previously filed as Exhibit (l) to Pre-Effective Amendment No. 1 to this Registration Statement, filed on July 28, 2000, and incorporated herein by reference)

(l)(2)

Subscription Agreement relating to the Ambassador Broadmarket Plus Fund (previously filed as Exhibit (l)(2) to Post-Effective Amendment No. 9 to this Registration Statement, filed on October 28, 2005, and incorporated herein by reference)

(l)(3)

Subscription Agreement relating to the Michigan Investment Trust (filed herewith)

(m)

Distribution Plan adopted pursuant to Rule 12b-1, relating to the Investor Shares class of the Ambassador Money Market Fund (previously filed as Exhibit (m) to Post-Effective Amendment No. 3 to this Registration Statement, filed on October 21, 2001, and incorporated herein by reference)

(n)

Multiple Class Plan adopted pursuant to Rule 18f-3, relating to the Ambassador Money Market Fund (previously filed as Exhibit (n) to Post-Effective Amendment No. 3 to this Registration Statement, filed on October 21, 2001, and incorporated herein by reference)

(o)

Not applicable

(p)

Code of Ethics (previously filed as Exhibit (p) to Post-Effective Amendment No. 11 to this Registration Statement, filed on March  10, 2006, and incorporated herein by reference)

(z)

Not applicable

Item 24.  Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 25.  Indemnification

The Declaration of Trust of Ambassador Funds (the “Trust”) provides that a Trustee, when acting in such capacity, shall not be personally liable to any person, other than the Trust or a shareholder to the extent provided in the Declaration of Trust (as described below), for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee.  The Trustees shall

2

not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust.  The Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust and any person who is serving or has served at the Trust’s request as a director, officer, Trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Bylaws.

The exercise by the Trustees of their powers and discretions under the Declaration of Trust shall be binding upon everyone interested.  A Trustee shall be liable to the Trust and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.

The Trust’s by-laws provide that, subject to the exceptions and limitation described below, every person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (collectively, an “agent”) shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

No indemnification shall be provided under the Trust’s by-laws to an agent:

(a)

who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, “disabling conduct”); or

(b)

with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

(i)

by the court or other body before which the proceeding was brought;

(ii)

by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)

by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with

3

respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

Item 26.  Business and Other Connections of the Investment Advisers

SBA Investment Advisers, Inc. (“SBA Advisers”) serves as investment adviser to the Michigan Investment Trust, Government Money Market Series, shares of which are being registered by this Post-Effective Amendment.  SBA Advisers is registered as an investment adviser with the Securities and Exchange Commission.  Set forth below are the names and principal businesses of the directors and executive officers of SBA Advisers.

Name of Officers and

Principal Business(es) During

Directors of Stauder Adviser

at Least the Last Two Fiscal Years

Bernard J. Courson

President of SBA Advisers since November 2005; also employed as a Managing Director of Stauder Barch & Associates, Inc., since September 2001.  Priorfor more than five years.

Michael C. Kloack

Treasurer, Secretary and Chief Compliance Officer of SBA Advisers since November 2005; also employed as financial consultant and research analyst by Stauder Barch & Associates, Inc., since September 2001.

Item 27.  Principal Underwriters

Not applicable.

Item 28.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder which relate to the Michigan Investment Trust, Government Money Market Series, shares of which are being registered pursuant to this Post-Effective Amendment, are maintained at one of the following locations:

With respect to the Michigan Investment

Trust, Government Money Market Series

SBA Investment Advisers, Inc.

3989 Research Park

(Investment Adviser)

Ann Arbor, MI 48108

Fund Services Group, LLC

1776-A South Naperville Road

(Administrator and Fund

Suite 101

Accountant)

Wheaton, Illinois 60187

JPMorgan Chase Bank, N.A.

3 Chaser MetroTech Center

4

(Custodian)

Brooklyn New York 11245

J.P. Morgan Investor Services Co.

73 Tremont Street

(Transfer Agent)

Boston, MA 02108

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

5

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Detroit, State of Michigan, on May 12, 2006.

AMBASSADOR FUNDS

By:/S/ BRIAN T. JEFFRIES

Brian T. Jeffries, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacity shown below on May 12, 2006.

NAME

TITLE

/S/ BRIAN T. JEFFRIES

Trustee and President

Brian T. Jeffries

(Principal Executive Officer)

/S/ LYNN H. WATERLOO

Treasurer

Lynn H. Waterloo

(Principal Financial and Accounting Officer)

*

Trustee

Nicholas J. DeGrazia

*

Trustee

Ronald E. Hall

*

Chairman and Trustee

Conrad W. Koski

/S/ GREGORY A. PROST

Vice President and Trustee

Gregory A. Prost

*Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney filed herewith.

By: /S/ BRIAN T. JEFFRIES

        Brian T. Jeffries, Attorney-In-Fact

6

EXHIBIT INDEX

(a)

Declaration of Trust of the Registrant (previously filed as Exhibit (a) to this Registration Statement, filed on May 11, 2000, and incorporated herein by reference)

(b)

By-Laws of the Registrant (previously filed as Exhibit (b) to this Registration Statement, filed on May 11, 2000, and incorporated herein by reference)

(c)

See Exhibits (a) and (b)

(d)(1)

Advisory Agreement between the Registrant and Ambassador Capital Management, LLC, relating to the Ambassador Money Market Fund (previously filed as Exhibit (d) to Pre-Effective Amendment No. 1 to this Registration Statement, filed on July 28, 2000, and incorporated herein by reference)

(d)(2)

Advisory Agreement between the Registrant and Ambassador Capital Management, LLC, relating to the Ambassador Broadmarket Plus Fund (filed herewith)

 (d)(3)

Advisory Agreement between the Registrant and SBA Investment Advisers, Inc., relating to the Michigan Investment Trust (filed herewith)

(d)(4)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and BNY Investment Advisors, relating to the Michigan Investment Trust (filed herewith)

(d)(5)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and Fifth Third Asset Management, Inc., relating to the Michigan Investment Trust (filed herewith)

(d)(6)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and Ambassador Capital Management, LLC, relating to the Michigan Investment Trust (filed herewith)

(d)(7)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and Victory Capital Management, Inc., relating to the Michigan Investment Trust (filed herewith)

(e)

Not applicable

(f)

Not applicable

(g)(1)(A)

Custody Agreement between the Registrant and U.S. Bank National Association relating to the Ambassador Money Market Fund and the Ambassador Broadmarket Plus Fund (previously filed as Exhibit (g) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(g)(1)(B)

First Amendment to Exhibit C to Custody Agreement between Registrant and U.S. Bank National Association (previously filed as Exhibit (g)(1)(B) to Post-Effective Amendment No. 9 to this Registration Statement, filed on October 28, 2005, and incorporated herein by reference)

(g)(2)

Domestic Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., relating to the Michigan Investment Trust (filed herewith)

(h)(1)

Administration Agreement between the Registrant and Fund Services Group, LLC (previously filed as Exhibit (h)(1) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(h)(2)(A)

Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC relating to the Ambassador Money Market Fund and the Ambassador Broadmarket Plus Fund (previously filed as Exhibit (h)(2) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

7

(h)(2)(B)

First Amendment to Exhibit A to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC relating to the Ambassador Money Market Fund (previously filed as Exhibit (h)(2)(B) to Post-Effective Amendment No. 7 to this Registration Statement, filed on July 15, 2005, and incorporated herein by reference)

(h)(3)

Fund Accounting Agreement between the Registrant and Fund Services Group, LLC (previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(h)(4)

Mutual Fund Service Agreement between the Registrant and J.P. Morgan Investors Services Co., relating to the Michigan Investment Trust (filed herewith)

(i)

Opinion and Consent of Dykema Gossett PLLC as to legality of shares of the Michigan Investment Trust, being registered (filed herewith)

(j)

Not applicable

(k)

Not applicable

(l)(1)

Subscription Agreement relating to the Ambassador Money Market Fund (previously filed as Exhibit (l) to Pre-Effective Amendment No. 1 to this Registration Statement, filed on July 28, 2000, and incorporated herein by reference)

(l)(2)

Subscription Agreement relating to the Ambassador Broadmarket Plus Fund (previously filed as Exhibit (l)(2) to Post-Effective Amendment No. 9 to this Registration Statement, filed on October 28, 2005, and incorporated herein by reference)

(l)(3)

Subscription Agreement relating to the Michigan Investment Trust (filed herewith)

(m)

Distribution Plan adopted pursuant to Rule 12b-1, relating to the Investor Shares class of the Ambassador Money Market Fund (previously filed as Exhibit (m) to Post-Effective Amendment No. 3 to this Registration Statement, filed on October 21, 2001, and incorporated herein by reference)

(n)

Multiple Class Plan adopted pursuant to Rule 18f-3, relating to the Ambassador Money Market Fund (previously filed as Exhibit (n) to Post-Effective Amendment No. 3 to this Registration Statement, filed on October 21, 2001, and incorporated herein by reference)

(o)

Not applicable

(p)

Code of Ethics (previously filed as Exhibit (p) to Post-Effective Amendment No. 11 to this Registration Statement, filed on March  10, 2006, and incorporated herein by reference)

(z)

Not applicable

8